Unaudited Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Total		Cellectis SA [Member]	[4]	Calyxt Inc [member]	Share Capital Ordinary Shares [member]	Premiums Related to Share Capital [member]	Premiums Related to Share Capital [member] Cellectis SA [Member]	[4]	Currency Translation Adjustment [member]	Currency Translation Adjustment [member] Calyxt Inc [member]	Retained Earnings (Deficit) [member]	Retained Earnings (Deficit) [member] Calyxt Inc [member]	Income (Loss) [member]	Attributable to Shareholders of Cellectis [member]	Attributable to Shareholders of Cellectis [member] Cellectis SA [Member]	[4]	Attributable to Shareholders of Cellectis [member] Calyxt Inc [member]	Non controlling Interests [member]	Non controlling Interests [member] Calyxt Inc [member]
Beginning balance at Dec. 31, 2021		$ 236,474					$ 2,945	$ 934,696			$ (18,021)		$ (584,129)		$ (114,197)	$ 221,293				$ 15,181
Beginning balance, shares at Dec. 31, 2021							45,484,310
Statement [Line Items]
Net Loss		(54,211)	[1],[2]												(50,858)	(50,858)				(3,352)
Other comprehensive income (loss)		(10,760)									(11,605)		1,218			(10,387)				(373)
Total Comprehensive income (loss)		(64,971)	[1]								(11,605)		1,218		(50,858)	(61,246)				(3,725)
Allocation of prior period loss													(114,197)		114,197
Issuance of Calyxt's common stock and exercise of Calyxt's pre-funded warrants						$ 2,733								$ 1,402					$ 1,402		$ 1,331
Transaction with subsidiaries													2,152			2,152				(2,152)
Exercise of share warrants and employee warrants, amount		0					$ 1						(1)			0
Exercise of share warrants and employee warrants, shares							26,500
Non-cash stock-based compensation expense		6,285						5,331								5,331				954
Other movements								(372,744)					372,744
Balance at end of year at Jun. 30, 2022		180,522					$ 2,946	567,284			(29,626)		(320,812)		(50,858)	168,933				11,588
Ending balance, shares at Jun. 30, 2022							45,510,810
Beginning balance at Dec. 31, 2022		125,941					$ 2,955	583,122			(28,605)		(333,365)		(106,139)	117,968				7,973
Beginning balance, shares at Dec. 31, 2022							45,675,968
Statement [Line Items]
Net Loss		(46,108)													(40,715)	(40,715)				(5,393)
Other comprehensive income (loss)		997									(415)		(42)			(458)				1,454
Total Comprehensive income (loss)		(45,111)									(415)		(42)		(40,715)	(41,172)				(3,939)
Allocation of prior period loss													(106,139)		106,139
Capital Increase	[3]	25,017					$ 536	24,482								25,017
Capital Increase, Shares	[3]						9,907,800
Transaction costs				$ (1,455)				(1,455)	$ 1,455								$ 1,455
Operation between shareholders	[5]												342			342				(342)
Loss of control over	[6]					(4,440)															$ (4,440)
OCI Reclassification pursuant to Calyxt's deconsolidation	[7]					$ (8,042)						$ (8,030)		$ (12)					$ (8,042)
Non-cash stock-based compensation expense		4,905						4,053								4,053				852
Other movements	[8]	(257)						(133,976)					133,824			(152)				(105)
Balance at end of year at Jun. 30, 2023		$ 96,558					$ 3,491	$ 476,224			$ (37,050)		$ (305,392)		$ (40,715)	$ 96,558				$ 0
Ending balance, shares at Jun. 30, 2023							55,583,768

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[3]	During the six-month period ended June 30, 2023, 9,907,800 shares were issued in a February 2023 follow-on offering of American Depositary Shares (ADSs) with gross proceeds of $24.8 million (the Cellectis Follow-on Offering).
[4]	These costs correspond to the issuance costs incurred in 2023 in connection with the Cellectis Follow-on Offering as a reduction of share premium, in addition to the $0.6 million costs incurred and deducted from Equity in the fourth quarter of 2022. The total transaction costs for this Cellectis Follow-on Offering amount to $2.0 million.
[5]	Operations between shareholders during the six months period ended June 30, 2023 correspond to the reduction in Cellectis’ percentage of interest in Calyxt from 49.1% at December 31, 2022 to 48.0% at May 31, 2023, without change in the consolidation method until May 31, 2023.
[6]	On May 31, 2023, Calyxt consummated the Merger (as defined below) with Cibus Global. As from the consummation of the Merger, Cellectis has lost control over Calyxt and we proceeded with its deconsolidation. The net impact on Total Shareholders’ Equity corresponds to the derecognition of minority interests in Calyxt for $4.4 million.
[7]	We have reclassified at the date of loss of control amounts previously recognized in other comprehensive income related to Calyxt that should be reclassified in profit or loss according to IFRS 10.
[8]	During the annual shareholders meeting of June 27, 2023, the shareholders, in accordance with French Law, approved the absorption of $134.0 million of retained earnings into share premium. This transaction has no impact on the total equity, comprehensive income (loss), assets (including cash) nor liabilities.